DECONSOLIDATION OF GOLAR PARTNERS - Gain on Loss of Control (Details) (Golar LNG Partners, USD $) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 13, 2012		Dec. 31, 2014		Dec. 31, 2013
Golar LNG Partners
Deconsolidation:
Fair value of investment in Golar Partners	$ 900,926	[1]
Carrying value of the non-controlling interest in Golar Partners	179,285
Fair value and carrying value of noncontrolling interest	1,080,211
Carrying value of Golar Partners' net assets	238,409
Guarantees issued to Golar Partners	23,266	[2]	2,246	[2]	0	[2]
Accumulated other comprehensive loss relating to Golar Partners	(8,989)	[3]
Deferred tax benefit on intra-group transfers of long-term assets	(44,449)	[4]
Gain on loss of control of Golar Partners	$ 853,996

[1]	Fair value of investment in Golar PartnersOur residual interest in Golar Partners as of December 13, 2012 comprised of the following:(in thousands of $)As of December 13, 2012Common units (i) 346,950General Partner units and Incentive Distribution Rights ("IDRs") (ii) 191,177Subordinated units (iii) 362,799 900,926(i) Common units (available-for-sale securities)As of December 13, 2012, we held 11.8 million common units representing 32.6% of the common units in issue, as a class. Our holding in the voting common units of Golar Partners have been accounted for under the guidance for available-for-sale securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights. (ii) General Partner units and IDRsOur 2% general partner interest and 100% of the incentive distribution rights (IDRs) in Golar Partners have been accounted for as cost-method investments on the basis that the general partner interests have preferential liquidation and dividend rights during the subordination period. Our interest in the general partner units have been recorded at their fair value as of December 13, 2012, based on the share price of the publicly traded common units of Golar Partners but adjusted for restrictions over their transferability and reduction in voting rights. The fair value of the IDRs as of December 13, 2012 was determined using a Monte Carlo simulation method. This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the IDRs, such that the price of a unit output by the Monte Carlo simulation equalled the price observed in the market. The method took into account the historical volatility, dividend yield as well as the share price of the units as of the deconsolidation date.(iii) Subordinated unitsAs of December 13, 2012, we held 15.9 million units representing 100% of the subordinated units. Our holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with our removal as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units subject to passing certain conditions.
[2]	GuaranteesIn accordance with accounting guidance, the guarantees issued in respect of Golar Partners and its subsidiaries were fair valued as of the deconsolidation date of December 13, 2012. As of December 13, 2012, the fair value of the guarantees amounted to a liability of $23.3 million which is recorded in "Other long-term liabilities" and comprises of the following items:(in thousands of $) As of December 13, 2012 Debt guarantees 4,548Golar Grand Option 7,217Methane Princess tax lease indemnity 11,500 23,265The debt guarantees we issued to third party banks were in respect of certain secured debt facilities relating to Golar Partners and its subsidiaries. The liability is being amortized over the remaining term of the respective debt facilities with the credit being recognized in "Other financial items".The Golar Grand Option was issued in connection with the disposal of the Golar Grand to Golar Partners in November 2012. The fair value of the Golar Grand Option was determined by discounting the difference between the guaranteed charter rate per the Option agreement less the estimated market rate at the end of the initial lease term (See note 36).The Methane Princess tax lease indemnity of $11.5 million was based on the termination sum as of December 13, 2012, less the associated security deposit, but factoring in the timing and likelihood of an early termination (see note 36).
[3]	Golar Partners' accumulated other comprehensive incomeThe accumulated other comprehensive loss of $9.0 million in relation to Golar Partners was released to the consolidated statement of operations on deconsolidation.
[4]	Deferred tax benefits on intra-group transfers of long-term assetsThe deferred tax benefits on intra-group transfers of long-term assets amounting to $44.4 million arose from transactions between controlled entities in respect of vessels owned by Golar Partners: the Golar Freeze, the Golar Spirit and the NR Satu. Upon the deconsolidation of Golar Partners, the unamortized balance of $44.4 million was released and recognized as part of the gain on loss of control.